Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                 March 17, 2016




Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                Advisors Disciplined Trust 1621
                      (File No. 333-208491) (CIK# 1655587)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on March 16, 2016.

                                Very truly yours,

                                Advisors Disciplined Trust 1621

                                By: Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President